Transactions with Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Contributions of Non-controlling Shareholders
Corresponds to the contributions and returns made by the partners of the subsidiary Viva GyM S.A. for the realization of real estate projects. As of December 31, the balances include:

	2017	2018	2019
Viva GyM S.A.
Contributions received	8,654	3,399	152
Returns of contributions	(45,053)	(87,856)	(33,148)

	(36,399)	(84,457)	(32,996)

Plus (less):
Contributions from other subsidiaries	3,202	15,120	—

Increase (decrease) in equity of non controlling parties	(33,197)	(69,337)	(32,996)